Significant Events and Transactions in the Period (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			6 Months Ended
	Apr. 07, 2021	Jun. 29, 2021	Feb. 17, 2021	Dec. 21, 2020	Jun. 30, 2021	Mar. 17, 2021	Apr. 30, 2020
Significant Events and Transactions in the Period (Details) [Line Items]
Convertible loan amount				$ 350
Ordinary shares purchase (in Shares)			34,142	79,666
Bear interest					10.00%		1.00%
Conversion price, percentage					80.00%
Convertible debenture			$ 150		$ 150
Warrants amount					$ 136
Ordinary share par value (in Dollars per share)					$ 90.00	$ 0.09
Share capital value						$ 180,000
Ordinary shares authorized (in Shares)						2,000,000,000
Initial public offering (in Shares)		3,000,000,000
Initial Alpha CLA [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Convertible debenture					$ 588
Cash consideration					$ 350
Interest rate					10.00%
Subsequent alpha CLA [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Cash consideration					$ 150
Interest rate					10.00%
CLA [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Convertible loan amount	$ 600
Ordinary shares purchase (in Shares)	136,571
Convertible debenture					$ 743
Warrants amount					$ 169
Paycheck Protection Program [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Loan received							$ 900
Five ordinary shares [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Ordinary share par value (in Dollars per share)						$ 0.018
One ordinary shares [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Ordinary share par value (in Dollars per share)						$ 0.09
IPO [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Initial public offering (in Shares)		3,000,000